Short-Term Investments	12 Months Ended
Dec. 31, 2011
Short-Term Investments [Abstract]
Short-Term Investments

6. SHORT-TERM INVESTMENTS

The Company classified certain short-term investments as trading securities in 2009, 2010 and 2011. Realized gains on sales of these short-term investments were NT$233 thousand, NT$59 thousand and NT$292 thousand (US$10 thousand) for the years ended December 31, 2009, 2010 and 2011, respectively.